RETIREMENT PLANS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. PENSION
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)	4.92%	4.14%	4.86%
Projected salary increase (as a percent)	4.32%	4.32%	4.08%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)	4.14%	4.85%	5.23%
Expected return on plan assets (as a percent)	8.25%	8.25%	8.44%
Projected salary increase (as a percent)	4.32%	4.08%	4.07%
U.S. PENSION | Corporate bonds | Maximum
Weighted-average actuarial assumptions used to determine net cost:
Maturity period of debt securities	30 years
U.S. PENSION | Corporate bonds | Minimum
Weighted-average actuarial assumptions used to determine net cost:
Maturity period of debt securities	6 months
INTERNATIONAL PENSION
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)	4.09%	4.04%	5.02%
Projected salary increase (as a percent)	2.73%	2.74%	2.98%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)	5.57%	5.66%	4.26%
Expected return on plan assets (as a percent)	6.79%	6.87%	6.37%
Projected salary increase (as a percent)	3.66%	3.59%	3.62%
U.S. POSTRETIREMENT HEALTH CARE
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)	4.77%	3.95%	4.80%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)	3.95%	4.80%	5.34%
Expected return on plan assets (as a percent)	8.25%	8.25%	8.50%
Defined Benefit Plan Assumed Health Care Cost Trend Rates
Annual rates of increase in the per capita cost of covered health care (as a percent)	7.50%
Rate of per capita cost of covered health care in 2023 (as a percent)	5.00%
Effect of a one-percentage point change in the assumed health care cost trend rate:
Effect on total of service and interest cost components, increase	$ (0.4)
Effect on total of service and interest cost components, decrease	0.1
Effect on postretirement benefit obligation, increase	2.4
Effect on postretirement benefit obligation, decrease	$ (2.3)